Related Party Balances and Transactions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Schedule of Relationship with the Group
Name	Relationship with the Group
Ochem	Controlled by CEO
Ochemate	Controlled by CEO

Name	Relationship with the Group
Ochem	Controlled by CEO
Ochemate	Controlled by CEO

Schedule of Amount due From Related Party
	December 31, 2019	December 31, 2020
Amount due from related party:
Ochem(i)	$1,856	$—
Total	$1,856	$—

Schedule of Related Party Transactions
	Three Months Ended September 30,		Nine Months Ended September 30,
	2020	2021	2020	2021
Raw material sold to Ochem	$11	$113	$11	$406

	Year Ended December 31,
	2018	2019	2020
Raw material purchased from Ochem	$30	$—	$—
Raw material purchased from Ochemate	2	—	—
Raw material sold to Ochem	—	—	167